CONDESNED STATEMENT OF CHANGES IN SHAREHOLDERS' (DEFICIT) EQUITY (Unaudited) - USD ($) $ in Thousands	Ordinary shares	Additional paid-in capital	Accumulated deficit	Total
Balance at Dec. 31, 2023		$ 49,102	$ (41,863)	$ 7,239
Balance (in Shares) at Dec. 31, 2023	165,489
Share-based compensation to employees and directors		198	0	198
Share issuance		0	0	0
Share issuance (in Shares)	12,412
Issuance of common stock, warrants and prefunded warrants upon private placement, net of underwriting commissions and other offering costs		3,340	0	3,340
Issuance of common stock, warrants and prefunded warrants upon private placement, net of underwriting commissions and other offering costs (in Shares)	18,646
Exercise of prefunded warrants		0	0	0
Exercise of prefunded warrants (in Shares)	41,438
Net comprehensive loss		0	(12,818)	(12,818)
Balance at Jun. 30, 2024		52,640	(54,681)	(2,041)
Balance (in Shares) at Jun. 30, 2024	237,985
Balance at Dec. 31, 2024		58,275	(56,451)	1,824
Balance (in Shares) at Dec. 31, 2024	1,471,412
Share-based compensation to employees and directors		396	0	396
Share and warrants issuance to Bladeranger Ltd - DeepSolar asset acquisition		7,292	0	7,292
Share and warrants issuance to Bladeranger Ltd - DeepSolar asset acquisition (in Shares)	178,769
Issuance of Ordinary shares, net of offering costs – At-the-market		1,247	0	1,247
Issuance of Ordinary shares, net of offering costs – At-the-market (in Shares)	362,960
Net comprehensive loss		0	(2,316)	(2,316)
Balance at Jun. 30, 2025		$ 67,210	$ (58,767)	$ 8,443
Balance (in Shares) at Jun. 30, 2025	2,013,141